CECL (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 75,886	SFr 58,955
Origination in current year-1	33,920	35,215
Origination in current year-2	23,356	23,170
Origination in current year-3	14,069	13,022
Origination in current year-4	8,677	16,565
Origination in current year-5 or more	49,714	59,024
Total term loans	205,622	205,951
Revolving loans	77,199	76,180
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 282,821	282,131
Date when internal ratings were last updated	2012
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 53,305	39,082
Origination in current year-1	25,119	24,471
Origination in current year-2	16,367	15,690
Origination in current year-3	9,913	9,358
Origination in current year-4	6,681	13,678
Origination in current year-5 or more	42,787	50,015
Total term loans	154,172	152,294
Revolving loans	64,192	62,284
Financing Receivable, before Allowance for Credit Loss and Fee	218,364	214,578
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	22,347	19,257
Origination in current year-1	8,676	10,514
Origination in current year-2	6,795	7,119
Origination in current year-3	3,765	3,471
Origination in current year-4	1,849	2,734
Origination in current year-5 or more	6,446	8,589
Total term loans	49,878	51,684
Revolving loans	12,254	13,173
Financing Receivable, before Allowance for Credit Loss and Fee	62,132	64,857
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	234	616
Origination in current year-1	125	230
Origination in current year-2	194	361
Origination in current year-3	391	193
Origination in current year-4	147	153
Origination in current year-5 or more	481	420
Total term loans	1,572	1,973
Revolving loans	753	723
Financing Receivable, before Allowance for Credit Loss and Fee	2,325	2,696
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	43,627	35,184
Origination in current year-1	15,424	17,550
Origination in current year-2	9,595	10,958
Origination in current year-3	5,433	4,707
Origination in current year-4	2,404	4,376
Origination in current year-5 or more	8,631	15,157
Total term loans	85,114	87,932
Revolving loans	31,041	29,753
Financing Receivable, before Allowance for Credit Loss and Fee	116,155	117,685
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	24,733	19,315
Origination in current year-1	9,189	9,022
Origination in current year-2	4,713	4,771
Origination in current year-3	2,496	2,156
Origination in current year-4	1,287	2,673
Origination in current year-5 or more	5,180	9,970
Total term loans	47,598	47,907
Revolving loans	22,293	19,713
Financing Receivable, before Allowance for Credit Loss and Fee	69,891	67,620
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,705	15,410
Origination in current year-1	6,138	8,346
Origination in current year-2	4,755	5,907
Origination in current year-3	2,758	2,419
Origination in current year-4	1,057	1,636
Origination in current year-5 or more	3,330	5,024
Total term loans	36,743	38,742
Revolving loans	8,240	9,506
Financing Receivable, before Allowance for Credit Loss and Fee	44,983	48,248
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	189	459
Origination in current year-1	97	182
Origination in current year-2	127	280
Origination in current year-3	179	132
Origination in current year-4	60	67
Origination in current year-5 or more	121	163
Total term loans	773	1,283
Revolving loans	508	534
Financing Receivable, before Allowance for Credit Loss and Fee	1,281	1,817
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,252	8,952
Origination in current year-1	5,069	4,513
Origination in current year-2	2,557	3,006
Origination in current year-3	1,266	1,451
Origination in current year-4	576	1,901
Origination in current year-5 or more	2,875	7,120
Total term loans	26,595	26,943
Revolving loans	1,210	1,268
Financing Receivable, before Allowance for Credit Loss and Fee	27,805	28,211
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	9,568	6,054
Origination in current year-1	3,709	2,902
Origination in current year-2	1,849	1,849
Origination in current year-3	925	1,033
Origination in current year-4	475	1,591
Origination in current year-5 or more	2,469	5,982
Total term loans	18,995	19,411
Revolving loans	778	1,027
Financing Receivable, before Allowance for Credit Loss and Fee	19,773	20,438
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,682	2,792
Origination in current year-1	1,355	1,611
Origination in current year-2	706	1,133
Origination in current year-3	340	346
Origination in current year-4	101	285
Origination in current year-5 or more	376	1,105
Total term loans	7,560	7,272
Revolving loans	297	172
Financing Receivable, before Allowance for Credit Loss and Fee	7,857	7,444
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2	106
Origination in current year-1	5	0
Origination in current year-2	2	24
Origination in current year-3	1	72
Origination in current year-4	0	25
Origination in current year-5 or more	30	33
Total term loans	40	260
Revolving loans	135	69
Financing Receivable, before Allowance for Credit Loss and Fee	175	329
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,405	19,655
Origination in current year-1	7,772	10,395
Origination in current year-2	6,118	6,349
Origination in current year-3	3,436	3,005
Origination in current year-4	1,694	2,079
Origination in current year-5 or more	4,951	6,795
Total term loans	44,376	48,278
Revolving loans	21,771	22,285
Financing Receivable, before Allowance for Credit Loss and Fee	66,147	70,563
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,284	7,724
Origination in current year-1	3,242	3,851
Origination in current year-2	2,110	1,781
Origination in current year-3	1,003	964
Origination in current year-4	697	809
Origination in current year-5 or more	2,013	2,830
Total term loans	17,349	17,959
Revolving loans	13,941	12,913
Financing Receivable, before Allowance for Credit Loss and Fee	31,290	30,872
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,985	11,621
Origination in current year-1	4,468	6,411
Origination in current year-2	3,903	4,321
Origination in current year-3	2,256	1,981
Origination in current year-4	937	1,248
Origination in current year-5 or more	2,848	3,837
Total term loans	26,397	29,419
Revolving loans	7,458	8,908
Financing Receivable, before Allowance for Credit Loss and Fee	33,855	38,327
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	136	310
Origination in current year-1	62	133
Origination in current year-2	105	247
Origination in current year-3	177	60
Origination in current year-4	60	22
Origination in current year-5 or more	90	128
Total term loans	630	900
Revolving loans	372	464
Financing Receivable, before Allowance for Credit Loss and Fee	1,002	1,364
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,423	6,370
Origination in current year-1	2,312	2,477
Origination in current year-2	788	1,523
Origination in current year-3	674	216
Origination in current year-4	106	321
Origination in current year-5 or more	585	813
Total term loans	12,888	11,720
Revolving loans	8,028	6,181
Financing Receivable, before Allowance for Credit Loss and Fee	20,916	17,901
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,360	5,363
Origination in current year-1	2,081	2,134
Origination in current year-2	660	1,061
Origination in current year-3	522	124
Origination in current year-4	87	199
Origination in current year-5 or more	499	770
Total term loans	10,209	9,651
Revolving loans	7,542	5,754
Financing Receivable, before Allowance for Credit Loss and Fee	17,751	15,405
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,012	964
Origination in current year-1	201	304
Origination in current year-2	127	453
Origination in current year-3	151	92
Origination in current year-4	19	102
Origination in current year-5 or more	85	41
Total term loans	2,595	1,956
Revolving loans	485	426
Financing Receivable, before Allowance for Credit Loss and Fee	3,080	2,382
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	51	43
Origination in current year-1	30	39
Origination in current year-2	1	9
Origination in current year-3	1	0
Origination in current year-4	0	20
Origination in current year-5 or more	1	2
Total term loans	84	113
Revolving loans	1	1
Financing Receivable, before Allowance for Credit Loss and Fee	85	114
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	547	207
Origination in current year-1	271	165
Origination in current year-2	132	80
Origination in current year-3	57	35
Origination in current year-4	28	75
Origination in current year-5 or more	220	429
Total term loans	1,255	991
Revolving loans	32	19
Financing Receivable, before Allowance for Credit Loss and Fee	1,287	1,010
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	521	174
Origination in current year-1	157	135
Origination in current year-2	94	80
Origination in current year-3	46	35
Origination in current year-4	28	74
Origination in current year-5 or more	199	388
Total term loans	1,045	886
Revolving loans	32	19
Financing Receivable, before Allowance for Credit Loss and Fee	1,077	905
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26	33
Origination in current year-1	114	20
Origination in current year-2	19	0
Origination in current year-3	11	0
Origination in current year-4	0	1
Origination in current year-5 or more	21	41
Total term loans	191	95
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	191	95
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	10
Origination in current year-2	19	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	19	10
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	19	10
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	32,259	23,771
Origination in current year-1	18,496	17,665
Origination in current year-2	13,761	12,212
Origination in current year-3	8,636	8,315
Origination in current year-4	6,273	12,189
Origination in current year-5 or more	41,083	43,867
Total term loans	120,508	118,019
Revolving loans	46,158	46,427
Financing Receivable, before Allowance for Credit Loss and Fee	166,666	164,446
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	28,572	19,767
Origination in current year-1	15,930	15,449
Origination in current year-2	11,654	10,919
Origination in current year-3	7,417	7,202
Origination in current year-4	5,394	11,005
Origination in current year-5 or more	37,607	40,045
Total term loans	106,574	104,387
Revolving loans	41,899	42,571
Financing Receivable, before Allowance for Credit Loss and Fee	148,473	146,958
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,642	3,847
Origination in current year-1	2,538	2,168
Origination in current year-2	2,040	1,212
Origination in current year-3	1,007	1,052
Origination in current year-4	792	1,098
Origination in current year-5 or more	3,116	3,565
Total term loans	13,135	12,942
Revolving loans	4,014	3,667
Financing Receivable, before Allowance for Credit Loss and Fee	17,149	16,609
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	45	157
Origination in current year-1	28	48
Origination in current year-2	67	81
Origination in current year-3	212	61
Origination in current year-4	87	86
Origination in current year-5 or more	360	257
Total term loans	799	690
Revolving loans	245	189
Financing Receivable, before Allowance for Credit Loss and Fee	1,044	879
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26,431	19,110
Origination in current year-1	16,158	15,421
Origination in current year-2	12,995	11,174
Origination in current year-3	8,187	7,962
Origination in current year-4	6,090	11,779
Origination in current year-5 or more	39,466	42,541
Total term loans	109,327	107,987
Revolving loans	1,206	1,080
Financing Receivable, before Allowance for Credit Loss and Fee	110,533	109,067
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	24,257	17,454
Origination in current year-1	14,743	13,936
Origination in current year-2	11,308	10,187
Origination in current year-3	7,287	7,061
Origination in current year-4	5,318	10,789
Origination in current year-5 or more	36,790	39,471
Total term loans	99,703	98,898
Revolving loans	276	528
Financing Receivable, before Allowance for Credit Loss and Fee	99,979	99,426
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,134	1,653
Origination in current year-1	1,402	1,459
Origination in current year-2	1,639	929
Origination in current year-3	812	857
Origination in current year-4	698	914
Origination in current year-5 or more	2,359	2,854
Total term loans	9,044	8,666
Revolving loans	930	548
Financing Receivable, before Allowance for Credit Loss and Fee	9,974	9,214
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	40	3
Origination in current year-1	13	26
Origination in current year-2	48	58
Origination in current year-3	88	44
Origination in current year-4	74	76
Origination in current year-5 or more	317	216
Total term loans	580	423
Revolving loans	0	4
Financing Receivable, before Allowance for Credit Loss and Fee	580	427
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,312	2,699
Origination in current year-1	1,497	1,319
Origination in current year-2	228	547
Origination in current year-3	164	102
Origination in current year-4	74	327
Origination in current year-5 or more	1,485	1,184
Total term loans	6,760	6,178
Revolving loans	44,493	44,850
Financing Receivable, before Allowance for Credit Loss and Fee	51,253	51,028
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,627	1,031
Origination in current year-1	649	995
Origination in current year-2	61	483
Origination in current year-3	32	61
Origination in current year-4	55	200
Origination in current year-5 or more	804	562
Total term loans	4,228	3,332
Revolving loans	41,275	41,715
Financing Receivable, before Allowance for Credit Loss and Fee	45,503	45,047
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	685	1,519
Origination in current year-1	848	324
Origination in current year-2	167	64
Origination in current year-3	26	41
Origination in current year-4	19	127
Origination in current year-5 or more	681	622
Total term loans	2,426	2,697
Revolving loans	3,063	3,031
Financing Receivable, before Allowance for Credit Loss and Fee	5,489	5,728
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	149
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	106	0
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	106	149
Revolving loans	155	104
Financing Receivable, before Allowance for Credit Loss and Fee	261	253
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,516	1,962
Origination in current year-1	841	925
Origination in current year-2	538	491
Origination in current year-3	285	251
Origination in current year-4	109	83
Origination in current year-5 or more	132	142
Total term loans	4,421	3,854
Revolving loans	459	497
Financing Receivable, before Allowance for Credit Loss and Fee	4,880	4,351
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,688	1,282
Origination in current year-1	538	518
Origination in current year-2	285	249
Origination in current year-3	98	80
Origination in current year-4	21	16
Origination in current year-5 or more	13	12
Total term loans	2,643	2,157
Revolving loans	348	328
Financing Receivable, before Allowance for Credit Loss and Fee	2,991	2,485
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	823	675
Origination in current year-1	288	385
Origination in current year-2	234	219
Origination in current year-3	169	154
Origination in current year-4	75	57
Origination in current year-5 or more	76	89
Total term loans	1,665	1,579
Revolving loans	21	88
Financing Receivable, before Allowance for Credit Loss and Fee	1,686	1,667
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5	5
Origination in current year-1	15	22
Origination in current year-2	19	23
Origination in current year-3	18	17
Origination in current year-4	13	10
Origination in current year-5 or more	43	41
Total term loans	113	118
Revolving loans	90	81
Financing Receivable, before Allowance for Credit Loss and Fee	203	199
Bank
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	75,886	58,955
Origination in current year-1	33,920	35,215
Origination in current year-2	23,356	23,170
Origination in current year-3	14,069	13,022
Origination in current year-4	8,677	16,565
Origination in current year-5 or more	49,702	59,012
Total term loans	205,610	205,939
Revolving loans	77,199	76,180
Financing Receivable, before Allowance for Credit Loss and Fee	291,492	290,563
Bank | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	53,305	39,082
Origination in current year-1	25,119	24,471
Origination in current year-2	16,367	15,690
Origination in current year-3	9,913	9,358
Origination in current year-4	6,681	13,678
Origination in current year-5 or more	42,787	50,015
Total term loans	154,172	152,294
Revolving loans	64,192	62,284
Financing Receivable, before Allowance for Credit Loss and Fee	227,047	223,022
Bank | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	22,347	19,257
Origination in current year-1	8,676	10,514
Origination in current year-2	6,795	7,119
Origination in current year-3	3,765	3,471
Origination in current year-4	1,849	2,734
Origination in current year-5 or more	6,446	8,589
Total term loans	49,878	51,684
Revolving loans	12,254	13,173
Financing Receivable, before Allowance for Credit Loss and Fee	62,132	64,857
Bank | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	234	616
Origination in current year-1	125	230
Origination in current year-2	194	361
Origination in current year-3	391	193
Origination in current year-4	147	153
Origination in current year-5 or more	469	408
Total term loans	1,560	1,961
Revolving loans	753	723
Financing Receivable, before Allowance for Credit Loss and Fee	2,313	2,684
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	43,627	35,184
Origination in current year-1	15,424	17,550
Origination in current year-2	9,595	10,958
Origination in current year-3	5,433	4,707
Origination in current year-4	2,404	4,376
Origination in current year-5 or more	8,619	15,145
Total term loans	85,102	87,920
Revolving loans	31,041	29,753
Financing Receivable, before Allowance for Credit Loss and Fee	116,143	117,673
Bank | Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	24,733	19,315
Origination in current year-1	9,189	9,022
Origination in current year-2	4,713	4,771
Origination in current year-3	2,496	2,156
Origination in current year-4	1,287	2,673
Origination in current year-5 or more	5,180	9,970
Total term loans	47,598	47,907
Revolving loans	22,293	19,713
Financing Receivable, before Allowance for Credit Loss and Fee	69,891	67,620
Bank | Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,705	15,410
Origination in current year-1	6,138	8,346
Origination in current year-2	4,755	5,907
Origination in current year-3	2,758	2,419
Origination in current year-4	1,057	1,636
Origination in current year-5 or more	3,330	5,024
Total term loans	36,743	38,742
Revolving loans	8,240	9,506
Financing Receivable, before Allowance for Credit Loss and Fee	44,983	48,248
Bank | Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	189	459
Origination in current year-1	97	182
Origination in current year-2	127	280
Origination in current year-3	179	132
Origination in current year-4	60	67
Origination in current year-5 or more	109	151
Total term loans	761	1,271
Revolving loans	508	534
Financing Receivable, before Allowance for Credit Loss and Fee	1,269	1,805
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	14,252	8,952
Origination in current year-1	5,069	4,513
Origination in current year-2	2,557	3,006
Origination in current year-3	1,266	1,451
Origination in current year-4	576	1,901
Origination in current year-5 or more	2,875	7,120
Total term loans	26,595	26,943
Revolving loans	1,210	1,268
Financing Receivable, before Allowance for Credit Loss and Fee	27,805	28,211
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	9,568	6,054
Origination in current year-1	3,709	2,902
Origination in current year-2	1,849	1,849
Origination in current year-3	925	1,033
Origination in current year-4	475	1,591
Origination in current year-5 or more	2,469	5,982
Total term loans	18,995	19,411
Revolving loans	778	1,027
Financing Receivable, before Allowance for Credit Loss and Fee	19,773	20,438
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,682	2,792
Origination in current year-1	1,355	1,611
Origination in current year-2	706	1,133
Origination in current year-3	340	346
Origination in current year-4	101	285
Origination in current year-5 or more	376	1,105
Total term loans	7,560	7,272
Revolving loans	297	172
Financing Receivable, before Allowance for Credit Loss and Fee	7,857	7,444
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2	106
Origination in current year-1	5	0
Origination in current year-2	2	24
Origination in current year-3	1	72
Origination in current year-4	0	25
Origination in current year-5 or more	30	33
Total term loans	40	260
Revolving loans	135	69
Financing Receivable, before Allowance for Credit Loss and Fee	175	329
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,405	19,655
Origination in current year-1	7,772	10,395
Origination in current year-2	6,118	6,349
Origination in current year-3	3,436	3,005
Origination in current year-4	1,694	2,079
Origination in current year-5 or more	4,939	6,783
Total term loans	44,364	48,266
Revolving loans	21,771	22,285
Financing Receivable, before Allowance for Credit Loss and Fee	66,135	70,551
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,284	7,724
Origination in current year-1	3,242	3,851
Origination in current year-2	2,110	1,781
Origination in current year-3	1,003	964
Origination in current year-4	697	809
Origination in current year-5 or more	2,013	2,830
Total term loans	17,349	17,959
Revolving loans	13,941	12,913
Financing Receivable, before Allowance for Credit Loss and Fee	31,290	30,872
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,985	11,621
Origination in current year-1	4,468	6,411
Origination in current year-2	3,903	4,321
Origination in current year-3	2,256	1,981
Origination in current year-4	937	1,248
Origination in current year-5 or more	2,848	3,837
Total term loans	26,397	29,419
Revolving loans	7,458	8,908
Financing Receivable, before Allowance for Credit Loss and Fee	33,855	38,327
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	136	310
Origination in current year-1	62	133
Origination in current year-2	105	247
Origination in current year-3	177	60
Origination in current year-4	60	22
Origination in current year-5 or more	78	116
Total term loans	618	888
Revolving loans	372	464
Financing Receivable, before Allowance for Credit Loss and Fee	990	1,352
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,423	6,370
Origination in current year-1	2,312	2,477
Origination in current year-2	788	1,523
Origination in current year-3	674	216
Origination in current year-4	106	321
Origination in current year-5 or more	585	813
Total term loans	12,888	11,720
Revolving loans	8,028	6,181
Financing Receivable, before Allowance for Credit Loss and Fee	20,916	17,901
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,360	5,363
Origination in current year-1	2,081	2,134
Origination in current year-2	660	1,061
Origination in current year-3	522	124
Origination in current year-4	87	199
Origination in current year-5 or more	499	770
Total term loans	10,209	9,651
Revolving loans	7,542	5,754
Financing Receivable, before Allowance for Credit Loss and Fee	17,751	15,405
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,012	964
Origination in current year-1	201	304
Origination in current year-2	127	453
Origination in current year-3	151	92
Origination in current year-4	19	102
Origination in current year-5 or more	85	41
Total term loans	2,595	1,956
Revolving loans	485	426
Financing Receivable, before Allowance for Credit Loss and Fee	3,080	2,382
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	51	43
Origination in current year-1	30	39
Origination in current year-2	1	9
Origination in current year-3	1	0
Origination in current year-4	0	20
Origination in current year-5 or more	1	2
Total term loans	84	113
Revolving loans	1	1
Financing Receivable, before Allowance for Credit Loss and Fee	85	114
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	547	207
Origination in current year-1	271	165
Origination in current year-2	132	80
Origination in current year-3	57	35
Origination in current year-4	28	75
Origination in current year-5 or more	220	429
Total term loans	1,255	991
Revolving loans	32	19
Financing Receivable, before Allowance for Credit Loss and Fee	1,287	1,010
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	521	174
Origination in current year-1	157	135
Origination in current year-2	94	80
Origination in current year-3	46	35
Origination in current year-4	28	74
Origination in current year-5 or more	199	388
Total term loans	1,045	886
Revolving loans	32	19
Financing Receivable, before Allowance for Credit Loss and Fee	1,077	905
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26	33
Origination in current year-1	114	20
Origination in current year-2	19	0
Origination in current year-3	11	0
Origination in current year-4	0	1
Origination in current year-5 or more	21	41
Total term loans	191	95
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	191	95
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	0
Origination in current year-1	0	10
Origination in current year-2	19	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	19	10
Revolving loans	0	0
Financing Receivable, before Allowance for Credit Loss and Fee	19	10
Bank | Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	32,259	23,771
Origination in current year-1	18,496	17,665
Origination in current year-2	13,761	12,212
Origination in current year-3	8,636	8,315
Origination in current year-4	6,273	12,189
Origination in current year-5 or more	41,083	43,867
Total term loans	120,508	118,019
Revolving loans	46,158	46,427
Financing Receivable, before Allowance for Credit Loss and Fee	166,666	164,446
Bank | Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	28,572	19,767
Origination in current year-1	15,930	15,449
Origination in current year-2	11,654	10,919
Origination in current year-3	7,417	7,202
Origination in current year-4	5,394	11,005
Origination in current year-5 or more	37,607	40,045
Total term loans	106,574	104,387
Revolving loans	41,899	42,571
Financing Receivable, before Allowance for Credit Loss and Fee	148,473	146,958
Bank | Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,642	3,847
Origination in current year-1	2,538	2,168
Origination in current year-2	2,040	1,212
Origination in current year-3	1,007	1,052
Origination in current year-4	792	1,098
Origination in current year-5 or more	3,116	3,565
Total term loans	13,135	12,942
Revolving loans	4,014	3,667
Financing Receivable, before Allowance for Credit Loss and Fee	17,149	16,609
Bank | Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	45	157
Origination in current year-1	28	48
Origination in current year-2	67	81
Origination in current year-3	212	61
Origination in current year-4	87	86
Origination in current year-5 or more	360	257
Total term loans	799	690
Revolving loans	245	189
Financing Receivable, before Allowance for Credit Loss and Fee	1,044	879
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26,431	19,110
Origination in current year-1	16,158	15,421
Origination in current year-2	12,995	11,174
Origination in current year-3	8,187	7,962
Origination in current year-4	6,090	11,779
Origination in current year-5 or more	39,466	42,541
Total term loans	109,327	107,987
Revolving loans	1,206	1,080
Financing Receivable, before Allowance for Credit Loss and Fee	110,533	109,067
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	24,257	17,454
Origination in current year-1	14,743	13,936
Origination in current year-2	11,308	10,187
Origination in current year-3	7,287	7,061
Origination in current year-4	5,318	10,789
Origination in current year-5 or more	36,790	39,471
Total term loans	99,703	98,898
Revolving loans	276	528
Financing Receivable, before Allowance for Credit Loss and Fee	99,979	99,426
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,134	1,653
Origination in current year-1	1,402	1,459
Origination in current year-2	1,639	929
Origination in current year-3	812	857
Origination in current year-4	698	914
Origination in current year-5 or more	2,359	2,854
Total term loans	9,044	8,666
Revolving loans	930	548
Financing Receivable, before Allowance for Credit Loss and Fee	9,974	9,214
Bank | Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	40	3
Origination in current year-1	13	26
Origination in current year-2	48	58
Origination in current year-3	88	44
Origination in current year-4	74	76
Origination in current year-5 or more	317	216
Total term loans	580	423
Revolving loans	0	4
Financing Receivable, before Allowance for Credit Loss and Fee	580	427
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,312	2,699
Origination in current year-1	1,497	1,319
Origination in current year-2	228	547
Origination in current year-3	164	102
Origination in current year-4	74	327
Origination in current year-5 or more	1,485	1,184
Total term loans	6,760	6,178
Revolving loans	44,493	44,850
Financing Receivable, before Allowance for Credit Loss and Fee	51,253	51,028
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,627	1,031
Origination in current year-1	649	995
Origination in current year-2	61	483
Origination in current year-3	32	61
Origination in current year-4	55	200
Origination in current year-5 or more	804	562
Total term loans	4,228	3,332
Revolving loans	41,275	41,715
Financing Receivable, before Allowance for Credit Loss and Fee	45,503	45,047
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	685	1,519
Origination in current year-1	848	324
Origination in current year-2	167	64
Origination in current year-3	26	41
Origination in current year-4	19	127
Origination in current year-5 or more	681	622
Total term loans	2,426	2,697
Revolving loans	3,063	3,031
Financing Receivable, before Allowance for Credit Loss and Fee	5,489	5,728
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0	149
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	106	0
Origination in current year-4	0	0
Origination in current year-5 or more	0	0
Total term loans	106	149
Revolving loans	155	104
Financing Receivable, before Allowance for Credit Loss and Fee	261	253
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,516	1,962
Origination in current year-1	841	925
Origination in current year-2	538	491
Origination in current year-3	285	251
Origination in current year-4	109	83
Origination in current year-5 or more	132	142
Total term loans	4,421	3,854
Revolving loans	459	497
Financing Receivable, before Allowance for Credit Loss and Fee	4,880	4,351
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,688	1,282
Origination in current year-1	538	518
Origination in current year-2	285	249
Origination in current year-3	98	80
Origination in current year-4	21	16
Origination in current year-5 or more	13	12
Total term loans	2,643	2,157
Revolving loans	348	328
Financing Receivable, before Allowance for Credit Loss and Fee	2,991	2,485
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	823	675
Origination in current year-1	288	385
Origination in current year-2	234	219
Origination in current year-3	169	154
Origination in current year-4	75	57
Origination in current year-5 or more	76	89
Total term loans	1,665	1,579
Revolving loans	21	88
Financing Receivable, before Allowance for Credit Loss and Fee	1,686	1,667
Bank | Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5	5
Origination in current year-1	15	22
Origination in current year-2	19	23
Origination in current year-3	18	17
Origination in current year-4	13	10
Origination in current year-5 or more	43	41
Total term loans	113	118
Revolving loans	90	81
Financing Receivable, before Allowance for Credit Loss and Fee	203	199
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	282,809	282,119
Bank | Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	218,364	214,578
Bank | Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	62,132	64,857
Bank | Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,313	2,684
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,683	8,444
Bank | Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,683	8,444
Bank | Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	0	0
Bank | Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0	SFr 0